Shareholder Report, Line Graph (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Short Term Investment Fund for Puerto Rico Residents, Inc. Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Average Annual Return, Percent	4.82%	1.62%	0.97%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.63%	(0.23%)	1.35%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	5.43%	2.17%	1.52%